The
BlackRock
Government
Income Trust

SEMI
ANNUAL
REPORT
Dec. 31, 1996
(LOGO)

The BlackRock Government Income Trust

Performance At A Glance.
Strong performances by adjustable rate mortgages and asset backed securities helped The BlackRock Government Income Trust produce attractive returns for the six-month period ended December 31, 1996. Class A shares posted a total return, excluding sales loads, of 3.49%, which compared favorably with the 3.26% average returned by similar adjustable rate mortgage funds tracked by Lipper Analytical Services.

Historical Investment Results1                             As of 12/31/96
                               One          Five           Since
                               Year         Years        Inception2
                Class A           5.0%         21.7%        27.8%
                Class C           4.3           N/A         12.6
 Lipper Adjustable Rate
    Mortgage Fund Avg.3           5.4          19.0         25.0

Average Annual Total Returns1                              As of 12/31/96
                               One          Five           Since
                               Year         Years        Inception2
                Class A           1.8%         3.4%         4.1%
                Class C           3.3          N/A          5.6

                            Total Dividends          30-Day
                            Paid for Six Mos.      SEC Yield
Dividends
& Yields
As of 12/31/96   Class A        $0.24                  4.31%
                 Class C        $0.23                  3.78

An investment in the Fund is neither insured not guaranteed by the U.S. government. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management, Inc. Historical investment results do not take into account sales charges. Average annual returns do take into account applicable sales charges. The Fund charges a maximum sales load of 3% for Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% over a period of one year.

2Inception of Class A 9/9/91 and Class C 11/1/94.

3These are the average returns of 46 funds for one year and 23 funds for five years as determined by Lipper Analytical Services.

  How Investments Compared.
       (As of 12/31/96)
           (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Scott Amero, Fund Manager
(PHOTO)

Portfolio
Manager's Report

The BlackRock Government Income Trust is an open-end bond fund whose investment objective is to limit the degree of fluctuation of its net asset value (NAV) resulting from movements in interest rates and provide high monthly income.
The Trust pursues its investment objective by investing primarily in a portfolio of adjustable rate mortgage-backed securities (ARMs), U.S. government securities and asset backed securities (ABS). The Fund is part of the Prudential family of mutual funds and is managed by its investment sub-adviser, BlackRock Financial Management, Inc. There can be no assurance that the Fund will achieve its investment objective.

A New Look.
We've given your shareholder report a new look. The format and design changes were made to enhance the presentation of Fund performance data. We hope you like it.

Strategy Session.

A Strong Finish.
Within the short duration sector, both adjustable rate mortgages (ARMs) and asset backed securities (ABS) continued their strong year-to-date performance during the third and fourth quarters. ARM performance was boosted by slower and more stable prepayment rates in response to higher mortgage rates.

However, the ARM market has become less favorable as a flatter yield curve may provide ARM borrowers an opportunity to refinance into fixed-rate alternatives. Therefore, we believe that the ARM sector may experience faster prepayments over the next few months.

Despite record new issuance in 1996, the ABS market continued to perform well as demand for these assets far outpaced supply. Looking to 1997, a recessionary economy could pose a threat to the ABS market due to the existing high levels of consumer delinquencies and defaults.

After a torrid second quarter, the pace of economic growth slowed over the past six months. Largely softer economic data and continued moderation in the broad inflation measures during the third quarter allowed the Federal Reserve to leave short-term interest rates unchanged at their August and September policy meetings.

The Treasury market started the fourth quarter on a positive note due to the combination of the Federal Reserve's inaction with respect to interest rates and the weaker September non-farm payroll number. In addition to the favorable economic news, a stronger dollar, large foreign buying of U.S. Treasurys and balanced budget hopes following the November elections also supported the market early in the fourth quarter.

However, Alan Greenspan's mention of "irrational exuberance" in the financial markets on December 4th rattled the Treasury market, leading to a month-long rise in rates. A resilient housing market and strong consumer confidence contributed to the market decline in late December. Treasury yields reflected the market's uncertainty regarding the economy's strength. For example, the yield of the 2-year Treasury note rose to a six-month high of 6.44% shortly after the release of the strong June employ-ment report; as economic data moderated, the yield of the 2-year fell to a low of 5.58% on November 29. Stronger data through year-end drove the yield to 5.87% on December 31 for a net decline of 25 basis points for the quarter.

What Went Well.
In pursuing its investment objective, the Trust's assets are actively managed and reflect the adviser's relative value analysis of individual securities and sectors. From June 30 through December 31, 1996, the Trust significantly reduced its Treasury allocation. Proceeds were used to purchase securities with a comparable duration (price sensitivity to changes in interest rates) which offer more yield than Treasuries. Over the past six months, the Trust increased its exposure to the ABS sector, focusing on securities backed by auto loans, which offered attractive yield spreads to comparable duration Treasuries. During the third quarter, the Trust reduced its ARM positions in response to strong demand for short mortgage product. However, the Trust again became a buyer of ARMs over the past few months, emphasizing COFI based ARMs, which appeared to offer excellent relative value after their performance dramatically lagged other ARMs and Treasuries during the second half of 1996.

Five Largest
Issues.
8.9%           FHLMC
               9.00%, 9/1/05-11/1/05
8.9%           FHLB
               Zero Coupon, 1/2/97
7.7%           FNMA
               8.50%, 6/1/08-1/1/16
7.4%           GNMA II
               7.25%, 12/15/26
5.6%           GNMA II
               6.50%, 2/20/21

Expressed as a percentage of total net assets as of 12/31/96.

     We Added To Asset Backed Holdings In 1996.
  Expressed as a percentage of total investments.
       As Of 12/31/96              As Of 12/31/95
        (PIE CHART)                 (PIE CHART)

Looking Ahead.
BlackRock anticipates low inflation, moderate economic growth and continued strong international participation in the U.S. fixed income market to provide strong support for domestic bonds in 1997. While December economic releases indicated a break in the recent pattern of moderation, it is premature to suggest the trend is toward stronger economic growth. Certainly, fourth quarter 1996 growth increased from third quarter levels; however, the full year growth of approximately 2.5% does not appear inflationary. Reduced leverage and financing costs for U.S. corporations and soaring global competition and production are further restraining inflation. Finally, consumers appear to remain heavily indebted and the aging of the overall population continues to restrain spending patterns. Sluggish retail Christmas sales support this observation.
-------------------------------------------------------------------------------
                                                                              1

Portfolio of Investments as of
December 31, 1996
(Unaudited)                            THE BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                    Value (Note 1)
 ------------------------------------------------------------
LONG-TERM INVESTMENTS--121.8%
-------------------------------------------------------------
Asset-Backed Securities--39.2%
$     846    AFC Mortgage Loan Trust, Series
                1996-1, Class 2A, 5.735%(d),
                7/25/27                             $   846,471
      334    Banc One Auto Grantor Trust, Series
                1996-B, Class A, 6.55%, 2/15/03         335,904
             Chase Manhattan Grantor Trust,
                Auto Loan Pass-Through
                Certificates,
      791    Series 1995-A, Class A,
                6.00%, 9/17/01                          790,615
      915    Series 1996-96B, Class A,
                6.61%, 9/16/02                          920,529
      525    Series 1996-C, Class A3,
                5.95%, 11/15/00                         523,195
      450    Chevy Chase Auto Receivables Trust,
                Series 1996-2, Class A, 5.90%,
                7/15/03                                 448,453
    1,055    Daimler-Benz Vehicle Trust,
                Series 1996-A, Class A,
                5.85%, 7/20/03                        1,051,681
    1,300    Discover Card Master Trust,
                Series 1994-2, Class A,
                5.955%(d), 10/16/04                   1,310,959
      563    EQCC Home Equity Loan Trust,
                Series 1994-1, 5.80%, 3/15/09           550,232
    1,500    First Chicago Master Trust,
                Series 1992-E 1, Class A
                6.25%, 8/15/99                        1,500,000
             Ford Credit Auto Lease Trust,
      700    Series 1996-1, Class A2,
                5.80%, 5/15/99                          697,594
      942    Series 1995-B, Class A,
                5.90%, 10/15/00                         941,036
             Merrill Lynch Credit Corporation,
                Mortgage Loan,
    1,352    Series 1996-A, Class A,
                5.805%(d), 5/15/21                    1,357,137
      931    Series 1996-B, Class A,
                5.775%(d), 7/15/21                      933,516
             Salomon Brothers,
                Mortgage Trust Certificate,
$     500    Series 1996-6B, Class A1,
                5.725%(d), 6/30/26                  $   498,594
      500    Series 1996-6G, Class A1,
                5.625%(d), 9/30/27                      498,594
                                                    -----------
             Total Asset-Backed Securities
                (cost $13,190,938)                   13,204,510
                                                    -----------
------------------------------------------------------------
Mortgage Pass-Throughs--53.8%
             Federal Home Loan Mortgage
                Corporation,
    2,901(b) 9.00%, 9/01/05 - 11/01/05, 15 Year       3,004,762
      680    7.375%, 3/01/06, Multi-family              686,068
    1,622(a) 6.069%, 8/01/20, COFI ARM                1,606,209
    1,479    6.072%, 11/01/20, COFI ARM               1,464,287
             Federal National Mortgage
                Association,
    1,655(b) 8.00%, 3/01/08                           1,701,815
    2,489(b) 8.50%, 6/01/08 - 1/01/16                 2,601,475
      772    8.50%, 12/01/10                            807,174
             Government National Mortgage
                Association, II
    1,826    6.50%, 2/20/21, 1 year CMT, ARM          1,866,217
      812(c) 6.875%, 10/20/21, 1 year CMT, ARM          827,662
    1,001(a) 7.00%, 1/20/25, 1 year CMT, ARM          1,022,077
    2,468    7.25%, 12/15/26                          2,495,043
                                                    -----------
             Total Mortgage Pass-Throughs
                (cost $18,157,833)                   18,082,789
                                                    -----------
------------------------------------------------------------
Multiple Class Mortgage Pass-Throughs--15.1%
             Federal Home Loan Mortgage Corporation,
             Muliticlass Mortgage Participation
                Certificates, (REMIC),
      380    Series 124, Class A, 8.50%, 3/15/97        380,043
    1,432    Series 1632, Class F, 6.04%(d),
                4/15/23                               1,431,564
             Federal National Mortgage
                Association,
             REMIC Pass-Through Certificates,
      990    Series 1996-T6, Class C,
                6.20% 2/26/01                           977,918

--------------------------------------------------------------------------------
2                                             See Notes to Financial Statements.

Portfolio of Investments as of
December 31, 1996
(Unaudited)                            THE BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                    Value (Note 1)
 ------------------------------------------------------------
Multiple Class Mortgage Pass-Throughs (cont'd.)
             Federal National Mortgage
                Association,
             REMIC Pass-Through Certificates,
$   1,150    Series I, Class-2, 11.50%, 4/01/09     $ 1,293,407
    1,000    Series 1994-39, Class PB,
                5.75% 6/25/12                           994,687
      326    Residential Funding Mtg. Sec. I,
                I/O, Series 1992-S2, Class A17,
                7.958%, 1/25/22                             287
        2    Small Business Administration,
                6.50%, 8/25/16, ARM                       1,661
                                                    -----------
             Total Multiple Class Mortgage
                Pass-Throughs
                (cost $8,345,241)                     5,079,567
                                                    -----------
------------------------------------------------------------
U.S Government & Agency Securities--13.7%
      850    Tennessee Valley Authority, Power
                Bond,
                Series 1996, 5.98%, 4/01/36             858,500
             U.S. Treasury Notes,
    1,925(b) 6.00%, 9/30/98                           1,929,813
      700    5.875%, 10/31/98                           700,000
    1,100(b) 6.50%, 8/31/01                           1,112,375
                                                    -----------
             Total U.S. Government &
                Agency Securities
                (cost $4,598,522)                     4,600,688
                                                    -----------
             Total Long-Term Investments
                (cost $44,292,534)                   40,967,554
                                                    -----------
SHORT-TERM INVESTMENT--8.9%
------------------------------------------------------------
Discount Note--8.9%
$   2,995    Federal Home Loan Bank,
                1/02/97, Zero Coupon
                (cost $2,994,459)                   $ 2,994,459
                                                    -----------
------------------------------------------------------------
Total Investments--130.7%
             (cost $47,286,993; Note 4)              43,962,013
             Liabilities in excess of other
                assets--(30.7%)                     (10,337,085)
                                                    -----------
             Net Assets--100%                       $33,624,928
                                                    -----------
                                                    -----------

---------------
ARM--Adjustable Rate Mortgage
CMT--Constant Maturity Treasury
COFI--Cost Of Funds Index
I/O--Interest Only
REMIC--Real Estate Mortgage Investment Conduit
(a) Portion of principal amount pledged as collateral for reverse repurchase agreements.
(b) Entire principal amount pledged as collateral for reverse repurchase agreements.
(c) Portion of principal amount pledged as collateral for futures transactions.
(d) Rate shown reflects current rate of variable rate instruments.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       3 -----

Statement of Assets and
Liabilities (Unaudited)                   THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

Assets                                                                                                        December 31, 1996
                                                                                                              -----------------
Investments, at value (cost $47,286,993)................................................................         $43,962,013
Cash....................................................................................................             559,635
Interest receivable.....................................................................................             393,100
Due from broker-variation margin........................................................................               8,909
Receivable for Fund shares sold.........................................................................                 175
                                                                                                              -----------------
   Total assets.........................................................................................          44,923,832
                                                                                                              -----------------
Liabilities
Reverse repurchase agreements...........................................................................          10,504,562
Payable for investments purchased.......................................................................             500,979
Payable for Fund shares reacquired......................................................................              67,262
Interest payable........................................................................................              54,882
Management fee payable..................................................................................              14,479
Distribution fee payable................................................................................               4,404
Dividends payable.......................................................................................               4,260
Accrued expenses and other liabilities..................................................................             148,076
                                                                                                              -----------------
   Total liabilities....................................................................................          11,298,904
                                                                                                              -----------------
Net Assets..............................................................................................         $33,624,928
                                                                                                              -----------------
                                                                                                              -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par................................................................         $    35,990
   Paid-in capital in excess of par.....................................................................          41,029,224
                                                                                                              -----------------
                                                                                                                  41,065,214
   Distributions in excess of net investment income.....................................................            (159,020)
   Accumulated net realized loss on investments.........................................................          (3,977,271)
   Net unrealized depreciation on investments and financial futures contracts...........................          (3,303,995)
                                                                                                              -----------------
Net assets, December 31, 1996...........................................................................         $33,624,928
                                                                                                              -----------------
                                                                                                              -----------------
Class A:
   Net asset value and redemption price per share
      ($33,507,962 / 3,586,513 shares of beneficial interest issued and outstanding)....................                  $9.34
   Maximum sales charge (3.0% of offering price)........................................................                    .29
   Maximum offering price to public.....................................................................                  $9.63
Class C:
   Net asset value, offering price and redemption price per share
      ($116,966 / 12,516 shares of beneficial interest issued and outstanding)..........................                  $9.34

--------------------------------------------------------------------------------
4                                             See Notes to Financial Statements.

THE BLACKROCK GOVERNMENT INCOME TRUST
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                 December 31,
Net Investment Income                                1996
Income
   Interest...................................    $1,561,631
                                                 ------------
Expenses
   Management fee.............................        89,291
   Distribution fee--Class A..................        26,591
   Distribution fee--Class C..................           473
   Custodian's fees and expenses..............        35,000
   Transfer agent's fees and expenses.........        25,000
   Reports to shareholders....................        25,000
   Registration fees..........................        23,000
   Audit fee and expenses.....................        18,000
   Trustees' fees.............................        16,000
   Legal fees and expenses....................         8,000
   Amortization of deferred organization
      expense.................................         5,000
   Miscellaneous..............................         4,724
                                                 ------------
       Total operating expenses...............       276,079
   Interest expense...........................       360,351
                                                 ------------
       Total expenses.........................       636,430
                                                 ------------
Net investment income.........................       925,201
                                                 ------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................       (75,005)
   Financial futures contracts................      (110,946)
   Short sale transactions....................         1,376
                                                 ------------
                                                    (184,575)
                                                 ------------
Net change in unrealized depreciation on:
   Investments................................       363,297
   Financial futures contracts................        73,176
                                                 ------------
                                                     436,473
                                                 ------------
Net gain on investments.......................       251,898
                                                 ------------
Net Increase in Net Assets
Resulting from Operations.....................    $1,177,099
                                                 ------------
                                                 ------------

THE BLACKROCK GOVERNMENT INCOME TRUST
Statement of Cash Flows (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                 December 31,
Increase (Decrease) in Cash                          1996
Cash flows provided by operating activities:
   Interest received..........................   $ 1,905,025
   Operating expenses paid....................       651,727
   Interest expense paid......................       314,212
   Sale of short-term portfolio investments,
      net.....................................    (2,282,666)
   Purchase of long-term portfolio
      investments.............................    52,023,734
   Sale of long-term portfolio investments....   (48,658,831)
   Variation margin on futures................      (115,540)
   Other......................................         8,162
                                                 ------------
   Net cash provided by operating
      activities..............................     3,845,823
                                                 ------------
Cash flows used for financing activities:
   Proceeds from shares sold..................       974,905
   Payments on shares redeemed................    (5,341,948)
   Cash dividends paid(a).....................      (417,311)
   Net proceeds from issuance of reverse
      repurchase agreements...................     1,497,062
                                                 ------------
   Net cash used for financing activities.....    (3,287,292)
                                                 ------------
Net increase in cash..........................       558,531
Cash at beginning of period...................         1,104
                                                 ------------
Cash at end of period.........................   $   559,635
                                                 ------------
                                                 ------------
Reconciliation of Net Increase in Net Assets
to Net Cash Provided by Operating Activities
Net increase in net assets resulting from
   operations.................................   $ 1,177,099
                                                 ------------
Decrease in investments.......................     2,650,319
Net realized loss.............................       184,575
Decrease in unrealized depreciation...........      (436,473)
Decrease in receivable for investments sold...     1,111,601
Decrease in interest receivable...............       159,356
Decrease in other assets......................         4,253
Decrease in payable for investments
   purchased..................................    (1,005,172)
Increase in interest payable..................        46,140
Decrease in accrued expenses and other
liabilities...................................       (20,296)
Decrease in due to broker-variation margin....       (25,579)
                                                 ------------
   Total adjustments..........................     2,668,724
                                                 ------------
Net cash provided by operating activities.....   $ 3,845,823
                                                 ------------
                                                 ------------

---------------
(a) Non-cash financing activity not included herein consists of reinvestment of dividends and distributions of $575,183.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       5 -----

Statement of Changes in
Net Assets (Unaudited)                 THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

                                                                                                   Six Months            Year
                                                                                                     Ended              Ended
                                                                                                  December 31,         June 30,
Increase (Decrease) in Net Assets                                                                     1996               1996
                                                                                                  ------------       ------------
Operations:
   Net investment income....................................................................      $    925,201       $  2,449,186
   Net realized gain (loss) on investment transactions......................................          (184,575)           196,234
   Net change in unrealized depreciation on investments.....................................           436,473           (473,514)
                                                                                                  ------------       ------------
   Net increase in net assets resulting from operations.....................................         1,177,099          2,171,906
                                                                                                  ------------       ------------
Net equalization debits.....................................................................                --             (5,142)
                                                                                                  ------------       ------------
Dividends and distributions (Note 1):
   Dividends from net investment income:
      Class A...............................................................................          (922,297)        (2,374,095)
      Class B...............................................................................                --            (51,187)
      Class C...............................................................................            (2,904)            (1,632)
                                                                                                  ------------       ------------
                                                                                                      (925,201)        (2,426,914)
                                                                                                  ------------       ------------
   Distributions in excess of net investment income:
      Class A...............................................................................           (16,736)                --
      Class C...............................................................................               (30)                --
                                                                                                  ------------       ------------
                                                                                                       (16,766)                --
                                                                                                  ------------       ------------
   Tax return of capital distributions:
      Class A...............................................................................                --           (116,602)
      Class B...............................................................................                --             (2,514)
      Class C...............................................................................                --                (80)
                                                                                                  ------------       ------------
                                                                                                            --           (119,196)
                                                                                                  ------------       ------------
Fund share transactions (Note 6):
   Net proceeds from shares subscribed......................................................           968,490            795,510
   Net asset value of shares issued in reinvestment of dividends and distributions..........           575,183          1,488,750
   Cost of shares reacquired................................................................        (5,268,725)       (13,712,371)
                                                                                                  ------------       ------------
   Net decrease in net assets from Fund share transactions..................................        (3,725,052)       (11,428,111)
                                                                                                  ------------       ------------
Total decrease..............................................................................        (3,489,920)       (11,807,457)
Net Assets
Beginning of period.........................................................................        37,114,848         48,922,305
                                                                                                  ------------       ------------
End of period...............................................................................      $ 33,624,928       $ 37,114,848
                                                                                                  ------------       ------------
                                                                                                  ------------       ------------

--------------------------------------------------------------------------------
6                                             See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
The BlackRock Government Income Trust (the ``Fund''), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on June 13, 1991 and had no operations until the issuance of 10,000 shares of beneficial interest for $100,000 on July 18, 1991 to Prudential Mutual Fund Management LLC (``PMF''). Investment operations commenced on September 9, 1991. The Fund's primary objectives are to provide low volatility of net asset value and high monthly income, primarily through investment in U.S. Government securities and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ability of issuers of debt securities, other than those issued or guaranteed by the U.S. Government, to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Futures contracts are valued at the last sale price as of the close of the commodities exchange on which they trade unless the Fund's Board of Trustees determine that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Fund's Board of Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Securities for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. No such securities were held by the Fund at December 31, 1996.

In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin''. Subsequent payments, known as ``variation margin'', are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to
--------------------------------------------------------------------------------
                                                                         7 -----

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain
(loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and from net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts or premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes discount or amortizes premium on securities purchased using the interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends monthly first from net investment income then from realized short-term capital gains, if any, and other sources, if necessary. Net long-term capital gains, if any, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Deferred Organization Expenses: A total of $135,000 was incurred in connection with the organization of the Fund. Such amount was deferred and amortized over a period of sixty months ended September, 1996.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PMF. Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with BlackRock Financial Management, Inc. (``BFM''). BFM furnishes investment advisory services in connection with the management of the Fund. PMF pays for the costs of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly at an annual rate of .50 of 1% of the Fund's average daily net assets. PMF pays BFM, as compensation for its services pursuant to the subadvisory agreement, a fee at the annual rate of .25 of 1% of the Fund's average daily net assets.

Effective January 2, 1996, Prudential Securities Incorporated (``PSI'') became the distributor of the Class A shares of the Fund and is serving the Fund under the same terms and conditions as under the previous arrangement. PSI is also distributor of the Class B, Class C and Class Z shares of the Fund. The Fund compensated PSI for distributing and servicing the Fund's Class A and Class C shares, pursuant to plans of distribution (the ``Class A and C Plans''), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1% and 1% of the average daily net assets of the Class A and C shares, respectively.
--------------------------------------------------------------------------------
8

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
Such expenses under the Class A and Class C Plans were .15% and .75%, respectively, of the average daily net assets of Class A and Class C shares for the period ended December 31, 1996.

PSI has advised the Fund that it has received approximately $2,000 in front-end sales charges resulting from sales of Class A shares during the period ended December 31, 1996. From these fees, PSI paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

With respect to the Class C Plan, PSI advised the Fund that for the period ended December 31, 1996, it received approximately $25 in contingent deferred sales charges imposed upon certain redemptions by investors.

PSI and PMF are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America (``Prudential'').

The Fund, along with other affiliated registered investment companies (the ``Funds''), entered into a credit agreement (the ``Agreement'') on December 31, 1996 with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. The Agreement expires on December 30, 1997. Interest on any such borrowings outstanding will be at market rates. The purposes of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement as of December 31, 1996. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the period ended December 31, 1996, the Fund incurred fees of approximately $23,000 for the services of PMFS. As of December 31, 1996, approximately $4,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the period ended December 31, 1996 aggregated $51,018,562 and $50,332,693, respectively.

The federal income tax basis of the Fund's investments at December 31, 1996 was substantially the same as the basis for financial statement reporting purposes and, accordingly, net unrealized depreciation for federal income tax purposes was $3,324,980 (gross unrealized appreciation--$143,057; gross unrealized depreciation--$3,468,037).

During the period ended December 31, 1996 the Fund entered into financial futures contracts. Details of open futures contracts at December 31, 1996 are as follows:

                                                    Value at         Value at
Number of                           Expiration        Trade        December 31,       Unrealized
Contracts            Type              Date           Date             1996          Appreciation
---------     ------------------    -----------    -----------     ------------     --------------
               Short positions:
    11           5 yr. T-Note        Mar. 1997     $ 1,186,404     $ 1,172,531         $ 13,873
     3          30 yr. T-Bond        Mar. 1997         344,987         337,875            7,112
                                                                                        -------
                                                                                       $ 20,985
                                                                                        -------
                                                                                        -------

For federal income tax purposes, the Fund had a capital loss carryforward at June 30, 1996 of approximately $3,822,000 of which $588,000 expires in 2001, $2,044,000 expires in 2002, $742,000 expires in 2003, and $448,000 expires in
2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.
------------------------------------------------------------
Note 5. Borrowings

The Fund enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board of Trustees. Reverse repurchase agreements are a technique involving leverage and are considered a borrowing of the Fund thereby causing the Fund's total assets to exceed its net assets. In a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. During this time, the Fund continues to receive the principal and interest payments from that security. At the end of the term, the Fund receives the same securities that were sold for the same initial dollar amount plus interest on the cash proceeds of the initial sale. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.
--------------------------------------------------------------------------------
                                                                         9 -----

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
The Fund had outstanding reverse repurchase agreements at December 31, 1996 as follows:

  Date                                                   Amount
 Entered     Maturity                     Interest       Due at
  Into         Date           Par           Rate        Maturity
---------    ---------    ------------    --------     ----------
 11/21/96     01/23/97    $  4,932,000        5.47%    $4,979,212
 11/21/96     01/23/97       1,574,000        5.47      1,589,067
 11/21/96     01/23/97         900,000        5.41        908,521
 12/18/96     01/02/97       1,958,687        5.55      1,963,217
 12/31/96     01/07/97       1,139,875        6.00      1,141,205
                          ------------
                          $ 10,504,562
                          ------------
                          ------------

The average daily balance of reverse repurchase agreements outstanding during the period ended December 31, 1996 was approximately $13,203,000 at a weighted average interest rate of approximately 5.44%.
------------------------------------------------------------
Note 6. Capital

The Fund currently offers only Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares, which were discontinued from being offered on November 1, 1994, automatically converted to Class A shares upon being held longer than one year from the date of purchase. On November 28, 1995, the remaining Class B shares converted to Class A shares.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value per share divided into three classes, of which two classes, designated Class A and Class C shares, are currently being offered. Of the 3,599,029 shares issued and outstanding at December 31, 1996, PMF owned 10,000 Class A shares.

Transactions in shares of beneficial interest were as follows:

Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Six months ended December 31, 1996:
Shares sold..........................      96,983   $    906,019
Shares issued in reinvestment
  of dividends and distributions.....      61,403        572,595
Shares reacquired....................    (563,837)    (5,253,702)
                                       ----------   ------------
Net decrease in shares outstanding...    (405,451)  $ (3,775,088)
                                       ----------   ------------
                                       ----------   ------------
Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Year ended June 30, 1996:
Shares sold..........................      75,957   $    711,331
Shares issued in reinvestment
  of dividends and distributions.....     155,658      1,455,287
Shares reacquired....................  (1,435,603)   (13,420,680)
                                       ----------   ------------
Net decrease in shares outstanding
  before conversion..................  (1,203,988)   (11,254,062)
Shares issued upon conversion from
  Class B............................     237,999      2,230,509
                                       ----------   ------------
Net decrease in shares outstanding...    (965,989)  $ (9,023,553)
                                       ----------   ------------
                                       ----------   ------------
Class B
-------------------------------------
Period ended November 28, 1995:(a)
Shares sold..........................         139   $      1,297
Shares issued in reinvestment
  of dividends and distributions.....       3,471         32,417
Shares reacquired....................     (28,748)      (266,771)
                                       ----------   ------------
Net decrease in shares outstanding
  before conversion..................     (25,138)      (233,057)
Shares reacquired upon conversion
  into Class A.......................    (238,015)    (2,230,509)
                                       ----------   ------------
Net decrease in shares outstanding...    (263,153)  $ (2,463,566)
                                       ----------   ------------
                                       ----------   ------------
Class C
-------------------------------------
Six months ended December 31, 1996:
Shares sold..........................       6,745   $     62,471
Shares issued in reinvestment
  of dividends and distributions.....         278          2,588
Shares reacquired....................      (1,603)       (15,023)
                                       ----------   ------------
Net increase in shares outstanding...       5,420   $     50,036
                                       ----------   ------------
                                       ----------   ------------
Year ended June 30, 1996:
Shares sold..........................       8,898   $     82,882
Shares issued in reinvestment
  of dividends and distributions.....         103          1,046
Shares reacquired....................      (2,665)       (24,920)
                                       ----------   ------------
Net increase in shares outstanding...       6,336   $     59,008
                                       ----------   ------------
                                       ----------   ------------

---------------
(a) On November 28, 1995, all outstanding Class B shares were converted to Class A shares.
(b) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
10

Financial Highlights (Unaudited)           THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

                                                                                     Class A
                                                  ------------------------------------------------------------------------------
                                                                                                                    September 9,
                                                   Six Months                                                         1991(a)
                                                     Ended                     Year Ended June 30,                    through
                                                  December 31,     --------------------------------------------       June 30,
                                                    1996(c)         1996       1995(c)     1994(c)       1993           1992
                                                  ------------     -------     -------     -------     --------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $   9.28       $  9.37     $  9.29     $  9.67     $  10.07       $  10.00
                                                      ------       -------     -------     -------     --------     ------------
Income from investment operations
Net investment income.........................           .24           .51         .51         .45          .64            .57
Net realized and unrealized gains (losses) on
   investments and foreign currency
   transactions...............................           .07          (.06)        .09        (.35)        (.41)           .10
                                                      ------       -------     -------     -------     --------     ------------
   Total from investment operations...........           .31           .45         .60         .10          .23            .67
                                                      ------       -------     -------     -------     --------     ------------
Less distributions
Dividends from net investment income..........          (.25)         (.51)       (.52)       (.40)        (.63)          (.57)
Tax return of capital distributions...........            --          (.03)         --        (.08)          --             --
Distributions in excess of net realized
   capital gains..............................            --            --          --          --           --           (.03)
                                                      ------       -------     -------     -------     --------     ------------
   Total distributions........................          (.25)         (.54)       (.52)       (.48)        (.63)          (.60)
                                                      ------       -------     -------     -------     --------     ------------
Net asset value, end of period................      $   9.34       $  9.28     $  9.37     $  9.29     $   9.67       $  10.07
                                                      ------       -------     -------     -------     --------     ------------
                                                      ------       -------     -------     -------     --------     ------------
TOTAL RETURN(d):..............................          3.49%         4.98%       6.55%       1.02%        2.40%          6.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $ 33,508       $37,049     $46,450     $69,912     $113,623       $143,856
Average net assets (000)......................      $ 35,300       $42,598     $56,395     $91,849     $131,371       $134,585
Ratios to average net assets:
   Total expenses.............................          3.56%(b)      3.74%       2.19%       1.89%        1.94%          1.34%(b)
   Operating expenses, including distribution
      fee.....................................          1.54%(b)      1.47%       1.31%       1.17%        1.05%          1.03%(b)
   Operating expenses, excluding distribution
      fee.....................................          1.39%(b)      1.32%       1.16%       1.05%         .95%           .93%(b)
   Net investment income......................          5.18%(b)      5.51%       5.49%       4.94%        6.71%          6.95%(b)
For Class A, B and C shares:
   Portfolio turnover rate....................           110%          173%        254%        209%         228%           137%

BORROWINGS:
                                                                          Amount of debt        Average amount of
                                                                        outstanding at end      debt outstanding
Period Ended                                                             of period (000)       during period (000)
---------------------------------------------------------------------   ------------------     -------------------
December 31, 1996....................................................        $ 10,505                $13,203
June 30, 1996........................................................           9,008                 15,626
June 30, 1995........................................................          19,872                  9,130
June 30, 1994........................................................           8,300                 18,840
June 30, 1993........................................................          24,386                 34,892
June 30, 1992........................................................          20,109                  9,939

BORROWINGS:
                                                                                               Average amount of
                                                                                                debt per share
                                                                        Average number of         outstanding
                                                                       shares outstanding           during
Period Ended                                                           during period (000)          period
---------------------------------------------------------------------  -------------------     -----------------
December 31, 1996....................................................          3,786                 $3.49
June 30, 1996........................................................          4,550                  3.43
June 30, 1995........................................................          6,389                  1.43
June 30, 1994........................................................         10,234                  1.84
June 30, 1993........................................................         13,517                  2.58
June 30, 1992........................................................         13,458                   .74

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Calculated based upon weighted average shares outstanding during the period.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      11 -----

Financial Highlights (Unaudited)           THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

                                                                         Class B                               Class C
                                                  ------------------------------------------------------     ------------
                                                     July 1,                                September 1,
                                                      1995          Year ended June 30,       1992(a)         Six Months
                                                     Through                                  Through           Ended
                                                  November 27,      -------------------       June 30,       December 31,
                                                     1995(f)        1995(c)     1994(c)         1993           1996(c)
                                                  -------------     -------     -------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........       $  9.37        $ 9.29      $ 9.68         $ 9.97           $ 9.28
                                                      ------        -------     -------         -----            -----
Income from investment operations
Net investment income.........................           .22           .48         .37            .47              .22
Net realized and unrealized gains (losses) on
   investments and foreign currency
   transactions...............................           .02           .09        (.37)          (.32)             .07
                                                      ------        -------     -------         -----            -----
   Total from investment operations...........           .24           .57          --            .15              .29
                                                      ------        -------     -------         -----            -----
Less distributions
Dividends from net investment income..........          (.22)         (.49)       (.32)          (.44)            (.23)
Tax return of capital distributions...........          (.01)           --        (.07)            --               --
Distributions in excess of net realized
   capital gains..............................            --            --          --             --               --
                                                      ------        -------     -------         -----            -----
   Total distributions........................          (.23)         (.49)       (.39)          (.44)            (.23)
                                                      ------        -------     -------         -----            -----
Net asset value, end of period................       $  9.38        $ 9.37      $ 9.29         $ 9.68           $ 9.34
                                                      ------        -------     -------         -----            -----
                                                      ------        -------     -------         -----            -----
TOTAL RETURN(e):..............................          2.63%         6.16%       (.01)%         1.39%            3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............       $     0        $2,466      $3,845         $5,954           $  117
Average net assets (000)......................       $ 1,820        $2,928      $5,778         $2,740           $  125
Ratios to average net assets:
   Total expenses.............................          3.87%(b)      2.56%       2.76%          2.89%(b)         4.16%(b)
   Operating expenses, including distribution
      fee.....................................          1.52%(b)      1.68%       2.05%          1.95%(b)         2.14%(b)
   Operating expenses, excluding distribution
      fee.....................................          1.32%(b)      1.16%       1.05%           .95%(b)         1.39%(b)
   Net investment income......................          5.46%(b)      5.12%       4.06%          5.11%(b)         4.58%(b)

                                                                November 1,
                                                                  1994(a)
                                                Year Ended        Through
                                                 June 30,         June 30,
                                                   1996           1995(c)
                                                -----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $  9.37          $ 9.26
                                                -----------         -----
Income from investment operations
Net investment income.........................        .45             .23
Net realized and unrealized gains (losses) on
   investments and foreign currency
   transactions...............................       (.06)            .21
                                                -----------         -----
   Total from investment operations...........        .39             .44
                                                -----------         -----
Less distributions
Dividends from net investment income..........       (.46)           (.33)
Tax return of capital distributions...........       (.02)             --
Distributions in excess of net realized
   capital gains..............................         --              --
                                                -----------         -----
   Total distributions........................       (.48)           (.33)
                                                -----------         -----
Net asset value, end of period................    $  9.28          $ 9.37
                                                -----------         -----
                                                -----------         -----
TOTAL RETURN(e):..............................       4.31%           4.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $    66          $7,121(d)
Average net assets (000)......................    $    33          $1,335(d)
Ratios to average net assets:
   Total expenses.............................       4.10%           2.24%(b)
   Operating expenses, including distribution
      fee.....................................       2.07%           1.91%(b)
   Operating expenses, excluding distribution
      fee.....................................       1.32%           1.16%(b)
   Net investment income......................       4.91%           4.89%(b)

---------------
(a) Commencement of offering of shares.
(b) Annualized.
(c) Calculated based upon weighted average shares outstanding during the period.
(d) Amounts are actual and not rounded to nearest thousand.
(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(f) Last day of investment operations of Class B shares. On November 28, 1995, all outstanding Class B shares were converted to Class A shares.
--------------------------------------------------------------------------------
12                                            See Notes to Financial Statements.

Important Information                      THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
As of the Fund's fiscal period end (December 31, 1996) total dividends and distributions to shareholders exceeded taxable income by $16,766 (approximately $.005 per share). Since a final determination as to whether an overdistribution of taxable income, commonly referred to as a return of capital, cannot be performed until after the Fund's fiscal year end (June 30, 1997), we wish to caution investors as to this possibility at this time.
--------------------------------------------------------------------------------
                                                                        13 -----

Supplemental Proxy Information             THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
   The Annual Meeting of Shareholders of the The BlackRock Government Income Trust (the ``Fund'') was held on Wednesday, October 30, 1996 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Directors as follows: Eugene C. Dorsey, Douglas McCorkindale, Thomas T. Mooney, Richard A. Redeker.

(2) To approve the proposed elimination of the Fund's fundamental investment restriction relating to investment in securities of unseasoned issuers.

(3) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ending June 30, 1997.
    The results of the proxy solicitation on the above matters were as follows:

Director/Matter                                                 Votes for                 Votes against             Abstentions
                                                             ----------------             -------------             -----------
(1) Eugene C. Dorsey                                             1,871,016                        --                   76,359
   Douglas McCorkindale                                          1,871,016                        --                   76,359
   Thomas T. Mooney                                              1,869,902                        --                   78,473
   Richard A. Redeker                                            1,870,379                        --                   76,995
(2) Investment restriction--unseasoned issuers                   1,509,194                   166,137                  157,946
(3) Deloitte & Touche LLP                                        1,827,606                    28,633                   90,934

--------------------------------------------------------------------------------
14

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
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Subadviser
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL  60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                        BULK RATE
Gateway Center Three                         U.S. POSTAGE
100 Mulberry Street                              PAID
Newark, NJ  07102-4077                       Permit 6807
(800) 225-1852                              New York, NY


09247Y208            MF152E2
09247Y307            Cat#4445612
09247Y109